Goodwill and Other Intangible Assets (Summary of Terminal Growth Rate and Corresponding Discount Rate) (Detail)	Dec. 31, 2024	Dec. 31, 2023
Potash [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	6.30%	7.60%
Terminal Growth Rate	2.50%	2.50%
Nitrogen [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.60%	8.30%
Terminal Growth Rate	2.30%	2.30%
International Retail [Member] | Bottom of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate		9.00%
Terminal Growth Rate		2.10%
International Retail [Member] | Top of range [Member]
Disclosure of goodwill allocated to CGUs [Line Items]
Discount Rate	7.90%
Terminal Growth Rate	2.60%